Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 6: INTANGIBLE ASSETS OTHER THAN GOODWILL

As of December 31, 2017 and 2016, Navios Acquisition did not have any intangible assets or liabilities.

Amortization (expense) /income of favorable and unfavorable lease terms for the years ended December 31, 2017, 2016 and 2015 is presented in the following table:

	December 31, 2017	December 31, 2016	December 31, 2015
Unfavorable lease terms	$—	$—	$317
Favorable lease terms charter-out	—	—	(776)
Total	$—	$—	$(459)